Annual Total Returns - Fidelity® Leveraged Company Stock Fund [BarChart] - 07.31 Fidelity Leveraged Company Stock Fund Retail PRO-08 - Fidelity® Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund-Retail Class
Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(10.62%)
Annual Return 2012	28.82%
Annual Return 2013	35.11%
Annual Return 2014	5.59%
Annual Return 2015	(6.05%)
Annual Return 2016	7.26%
Annual Return 2017	21.02%
Annual Return 2018	(16.42%)
Annual Return 2019	35.60%
Annual Return 2020	26.74%